Stockholders' Equity (Defict)	3 Months Ended	5 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Stockholders’ Equity

NOTE 7 – STOCKHOLDERS’ EQUITY

The Company’s capitalization at March 31, 2017 was 100,000,000 authorized common shares with a par value of $0.0001 per share, and 20,000,000 authorized preferred shares with a par value of $0.0001 per share.

Common Stock

On July 22, 2016, the Company issued 20,000,000 shares of its common stock, at par value of $0.0001 per share, to two directors and officers for the services performed at $2,000.

On January 10, 2017, the Company effectuated a change in control and redeemed 19,500,000 shares of its then outstanding 20,000,000 shares of common stock upon the resignation of two officers and directors. No consideration was paid out or will be paid out as a result of the cancellation of these shares; and no consideration was paid out by the Company to the former executives of the Company that resigned as a result of the change in control; On January 11, 2017, the Company issued 5,000,000 shares of its common stock at par value and at a discount of $500, accepted resignation of two officers and directors, and pursuant to Section 4(2) of the Securities Act of 1933, appointed David Meyers, to be the Company’s Chief Executive Officer, the sole officer and director.

The former officers and directors of the Company contributed as additional paid in capital in settlement of Company’s expenses of $312 as of December 31, 2016.

On February 16, 2017, the Company issued to a family member of the President of the Company 1,000,000 shares of its common stock for total proceeds of $1,000. On February 16, 2017, the Company issued to an officer and director of the Company, an aggregate of 5,000,000 shares of its common stock for total proceeds of $500, or at $0.0001 per share.

During the three months ended March 31, 2017, the Company sold 12,486,700 shares of its common stock to the friends and family (“Investors”) and raised capital of $29,275, or at $0.0023 per share. All the stock certificates issued to the Investors have been affixed with an appropriate legend restricting sales and transfers. Based on the foregoing, the Company has issued the shares in reliance upon the exemptions from registration provided by Section 4a (2) of the Securities Act of 1933.

In addition, the Company issued 1,276,667 shares of common stock to certain investors and recorded subscription receivable of $1,277 as of March 31, 2017, or at $0.001 per share. The Company has received in advance $475 for subscription deposits for which the Company has not issued 475,360 shares of common stock as of March 31, 2017.

As a result of all common stock issuances, the total issued and outstanding shares of common stock at March 31, 2017 and December 31, 2016 were 19,263,367 and 20,000,000, respectively.

Preferred stock

Series A Preferred Stock

The Company’s directors and officers, have beneficial ownership of the entire class of the Company’s Series A Preferred Stock, which voting together as a class, have the right to vote 51% of the Company’s voting shares on any and all shareholder matters (the “Majority Voting Rights”). Additionally, the Company shall not adopt any amendments to the Company’s Bylaws, Articles of Incorporation, as amended, make any changes to the Certificate of Designations establishing the Series A Preferred Stock, or effect any reclassification of the Series A Preferred Stock, without the affirmative vote of at least 60% of the outstanding shares of Series A Preferred Stock. However, the Company may, by any means authorized by law and without any vote of the holders of shares of Series A Preferred Stock, make technical, corrective, administrative or similar changes to such Certificate of Designations that do not, individually or in the aggregate, adversely affect the rights or preferences of the holders of shares of Series A Preferred Stock.

Other than the Majority Voting Rights, our Series A Preferred Stock does not have any other dividend, liquidation, conversion, or redemption rights, whatsoever; provided, however, he Series A Preferred Stock and the rights associated therewith, could act to prevent or delay a change in control.

In February, 2017, the Company issued 600 shares of Series A preferred stock to its President for total proceeds of $0.06, and 400 shares of Series A preferred shares to an officer and director for total proceeds of $0.04.

At March 31, 2017, the Company has 1,000 shares of Series A preferred stock issued and outstanding.

NOTE 5 - STOCKHOLDERS’ DEFICIT

On July 22, 2016, the Company issued 20,000,000 founders common stock to two directors and officers pro rata as founder shares for services rendered to the Company, valued at $0.0001 par value per share, for a total of $2,000. The Company is authorized to issue 100,000,000 shares of common stock and 20,000,000 shares of preferred stock. As of December 31, 2016, 20,000,000 shares of common stock and no preferred stock were issued and outstanding.